Trading portfolio (Table)	12 Months Ended
Dec. 31, 2021
Net assets (liabilities) [abstract]
Trading portfolio assets

	Trading portfolio assets		Trading portfolio liabilities
	2021	2020	2021	2020
	£m	£m	£m	£m
Debt securities and other eligible bills	50,864	56,482	(34,957)	(30,102)
Equity securities	83,113	62,192	(19,212)	(17,303)
Traded loans	12,525	8,348	—	—
Commodities	533	928	—	—
Trading portfolio assets/(liabilities)	147,035	127,950	(54,169)	(47,405)

Trading portfolio liabilities

	Trading portfolio assets		Trading portfolio liabilities
	2021	2020	2021	2020
	£m	£m	£m	£m
Debt securities and other eligible bills	50,864	56,482	(34,957)	(30,102)
Equity securities	83,113	62,192	(19,212)	(17,303)
Traded loans	12,525	8,348	—	—
Commodities	533	928	—	—
Trading portfolio assets/(liabilities)	147,035	127,950	(54,169)	(47,405)